Allowance For Doubtful Accounts For Trade Accounts Receivable	12 Months Ended
Oct. 31, 2012
Allowance For Doubtful Accounts For Trade Accounts Receivable [Abstract]
Allowance For Doubtful Accounts For Trade Accounts Receivable

(2) Allowance for Doubtful Accounts for Trade Accounts Receivable

A summary of changes in the allowance for doubtful accounts for trade accounts receivable for the years ended October 31, 2012, 2011 and 2010 follows:

		Years ended October 31,
	2012	2011	2010

Balance at beginning of year	$145,616	$120,450	$108,913
Bad debt expense (recovery)	(10,327)	40,231	29,798
Losses charged to allowance	(43,141)	(15,065)	(18,261)

Balance at end of year	$92,148	$145,616	$120,450